REVENUE (Narrative) (Details)			1 Months Ended	10 Months Ended	12 Months Ended
	Mar. 15, 2023	Mar. 14, 2023	Mar. 31, 2010	Dec. 31, 2023	Dec. 31, 2023
Gibraltar Joint Venture [Member]
Disclosure of joint ventures [line items]
Ownership interest in joint venture	87.50%	75.00%	75.00%	87.50%	87.50%